Segment Reporting	6 Months Ended
Jun. 30, 2024
Segment Reporting
Segment Reporting

18.  Segment Reporting

The Group’s operating segments are as follows:

(i)

Oncology/Immunology: focuses on discovering, developing, and commercializing targeted therapies and immunotherapies for the treatment of cancer and immunological diseases. Oncology/Immunology is further segregated into two core business areas:

(a)

R&D: comprises research and development activities covering drug discovery, development, manufacturing and regulatory functions, out-licensing of in-house developed drugs, as well as administrative activities to support research and development operations; and

(b)	Marketed Products: comprises the invoiced sales, marketing, manufacture and distribution of drugs developed from research and development activities including out-licensed marketed products.
(ii)	Other Ventures: comprises other commercial businesses which include the sales, marketing, manufacture and distribution of other prescription drugs and healthcare products.

The performance of the reportable segments is assessed based on segment net (loss)/income attributable to the Company.

The segment information is as follows:

	Six Months Ended June 30, 2024
	Oncology/Immunology
								Other
	R&D			Marketed Products				Ventures
		US and			US and
	PRC	Others	Subtotal	PRC	Others	Subtotal	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	7,063	33,778	40,841	84,962	42,834	127,796	168,637	137,044	—	305,681
Interest income	417	1	418	—	—	—	418	116	20,040	20,574
Interest expense	(914)	—	(914)	—	—	—	(914)	(362)	(200)	(1,476)
Equity in earnings of an equity investee, net of tax	—	—	—	—	—	—	—	33,807	—	33,807
Income tax expense	(100)	(479)	(579)	(530)	—	(530)	(1,109)	(97)	(1,680)	(2,886)
Net (loss)/income attributable to the Company	(84,530)	16,693	(67,837)	14,771	38,424	53,195	(14,642)	34,149	6,294	25,801
Depreciation/ amortization	(5,937)	(139)	(6,076)	—	—	—	(6,076)	(130)	(46)	(6,252)
Additions to non-current assets (other than financial instruments and deferred tax assets)	3,763	—	3,763	—	—	—	3,763	1,929	1,234	6,926

	June 30, 2024
	Oncology/Immunology
								Other
	R&D			Marketed Products				Ventures
		US and			US and
	PRC	Others	Subtotal	PRC	Others	Subtotal	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Total assets	178,012	30,377	208,389	69,807	38,944	108,751	317,140	193,885	749,843	1,260,868
Property, plant and equipment	93,375	777	94,152	—	—	—	94,152	498	165	94,815
Right-of-use assets	2,813	481	3,294	—	—	—	3,294	1,858	1,240	6,392
Leasehold land	10,931	—	10,931	—	—	—	10,931	—	—	10,931
Goodwill	—	—	—	—	—	—	—	3,015	—	3,015
Investment in an equity investee	—	—	—	—	—	—	—	80,519	—	80,519

	Six Months Ended June 30, 2023
	Oncology/Immunology
								Other
	R&D			Marketed Products				Ventures
		US and			US and
	PRC	Others	Subtotal	PRC	Others	Subtotal	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	9,977	269,057	279,034	80,149	—	80,149	359,183	173,691	—	532,874
Interest income	438	1	439	—	—	—	439	238	15,198	15,875
Interest expense	—	—	—	—	—	—	—	—	(224)	(224)
Equity in earnings of an equity investee, net of tax	—	—	—	—	—	—	—	35,110	—	35,110
Income tax expense	(86)	(7)	(93)	107	—	107	14	(939)	(1,805)	(2,730)
Net (loss)/income attributable to the Company	(83,628)	205,010	121,382	12,971	—	12,971	134,353	37,180	(2,982)	168,551
Depreciation/ amortization	(3,263)	(250)	(3,513)	—	—	—	(3,513)	(165)	(134)	(3,812)
Additions to non-current assets (other than financial instruments and deferred tax assets)	30,296	110	30,406	—	—	—	30,406	243	15	30,664

	December 31, 2023
	Oncology/Immunology
								Other
	R&D			Marketed Products				Ventures
		US and			US and
	PRC	Others	Subtotal	PRC	Others	Subtotal	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Total assets	177,601	24,687	202,288	61,472	2,129	63,601	265,889	163,311	850,573	1,279,773
Property, plant and equipment	98,034	918	98,952	—	—	—	98,952	564	211	99,727
Right-of-use assets	3,454	551	4,005	—	—	—	4,005	366	294	4,665
Leasehold land	11,261	—	11,261	—	—	—	11,261	—	—	11,261
Goodwill	—	—	—	—	—	—	—	3,064	—	3,064
Other intangible asset	—	—	—	—	—	—	—	21	—	21
Investment in an equity investee	—	—	—	—	—	—	—	48,411	—	48,411

Revenue from external customers is after elimination of inter-segment sales. Sales between segments are carried out at mutually agreed terms. The amounts eliminated attributable to sales between PRC and US and others under R&D in Oncology/Immunology segment were US$10,934,000 and US$17,303,000 for the six months ended June 30, 2024 and 2023 respectively.

A summary of customers which accounted for over 10% of the Group’s revenue for the six months ended June 30, 2024 and 2023 is as follows:

	Six Months Ended June 30,
	2024	2023

	(in US$’000)
Customer A	76,612	269,057
Customer B	45,396	(note)

Note: Customer did not account for over 10% of the Group’s revenue during the six months ended June 30, 2023.

Customer A and B are included in Oncology/Immunology.

Unallocated expenses mainly represent corporate expenses which include corporate administrative costs, corporate employee benefit expenses and the relevant share-based compensation expense, net of interest income. Unallocated assets mainly comprise cash and cash equivalents and short-term investments.